Share-Based Compensation	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

Note 9. Share-Based Compensation

Vince Holding Corp.

For the financial periods presented herein through November 27, 2013, Vince Holding Corp. did not have convertible equity or convertible debt securities, any of which could result in share-based compensation expense. In connection with the IPO, which closed on November 27, 2013, and the separation of the Vince and non-Vince businesses, VHC assumed Kellwood Company’s remaining obligations under the 2010 Stock Option Plan of Kellwood Company (the “2010 Option Plan”) and all Kellwood Company stock options previously issued to Vince employees under such plan became options to acquire shares of VHC common stock. Additionally, VHC assumed Kellwood Company’s obligations with respect to the vested Kellwood Company stock options previously issued to Kellwood Company employees, which options were cancelled in exchange for shares of VHC common stock. Accordingly, option information presented below for previously issued Kellwood Company stock options under the 2010 Option Plan has been adjusted to account for the split of the Company’s common stock and applicable conversion to options to acquire shares of Vince Holding Corp. common stock.

Employee Stock Plans

2010 Option Plan

Kellwood Company had convertible equity securities that result in recognition of share-based compensation expense. On June 30, 2010, the board of directors approved the 2010 Option Plan. On November 21, 2013 and as discussed above, VHC assumed Kellwood Company’s remaining obligations under the 2010 Option Plan; provided, that none of the issued and outstanding options (after giving effect to such assumption and the stock split effected as part of the Restructuring Transactions) were exercisable until the consummation of the IPO. Additionally, prior to the consummation of the IPO and after giving effect to the assumption described in this paragraph, VHC and the Vince employees to whom options had been previously granted under the 2010 Option Plan, amended the related grant agreements to eliminate, effective as of the consummation of the IPO, restrictions on the exercisability of the subject employees vested options.

Prior to the IPO, the 2010 Option Plan, as amended, provided for the grant of options to acquire up to 2,752,155 shares of Kellwood Company common stock. We will not grant any future awards under the 2010 Option Plan. Future awards shall be granted under the Vince 2013 Incentive Plan.

Vince 2013 Incentive Plan

In connection with the IPO, the Company adopted the Vince 2013 Incentive Plan (the “Vince 2013 Incentive Plan”), which provides for grants of stock options, stock appreciation rights, restricted stock and other stock-based awards. The aggregate number of shares of common stock which may be issued or used for reference purposes under the Vince 2013 Incentive Plan or with respect to which awards may be granted may not exceed 3,400,000 shares. The shares available for issuance under the plan may be, in whole or in part, either authorized and unissued shares of our common stock or shares of common stock held in or acquired for our treasury. In general, if awards under the Vince 2013 Incentive Plan are for any reason cancelled, or expire or terminate unexercised, the shares covered by such award may again be available for the grant of awards under the Vince 2013 Incentive Plan. As of May 3, 2014, there were 3,039,200 shares under the Vince 2013 Incentive Plan available for future grants.

A summary of stock option activity is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding at February 1, 2014	2,289,530	$8.26	8.8
Granted	—	$—
Exercised	—	$—
Forfeited or expired	(6,123)	$20.00

Outstanding at May 3, 2014	2,283,407	$8.23	8.6

Vested or expected to vest at May 3, 2014	2,277,410	$8.23

Exercisable at May 3, 2014	318,464	$5.89

The Company has also issued restricted stock units to its non-employee directors and directors not affiliated with Sun Capital under the Vince 2013 Incentive Plan. During the three months ended May 3, 2014, the Company granted 2,966 restricted stock units, resulting in 10,466 nonvested restricted stock units outstanding at May 3, 2014.

Share-based compensation expense which is reflected in selling, general and administrative expenses was $396 for the three months ended May 3, 2014.

Note 9. Share-Based Compensation

For the financial periods presented herein through November 27, 2013, Vince Holding Corp. did not have convertible equity or convertible debt securities, any of which could result in share-based compensation expense. In connection with the IPO, which closed on November 27, 2013, and the separation of the Vince and non-Vince businesses, VHC assumed Kellwood Company’s remaining obligations under the 2010 Stock Option Plan of Kellwood Company (the “2010 Option Plan”) and all Kellwood Company stock options previously issued to Vince employees under such plan became options to acquire shares of VHC common stock. Additionally, VHC assumed Kellwood Company’s obligations with respect to the vested Kellwood Company stock options previously issued to Kellwood Company employees, which options were cancelled in exchange for shares of VHC common stock. Accordingly, option information presented below for previously issued Kellwood Company stock options under the 2010 Option Plan has been adjusted to account for the split of the Company’s common stock and applicable conversion to options to acquire shares of Vince Holding Corp. common stock.

Employee Stock Plans

2010 Option Plan

Kellwood Company had convertible equity securities that result in recognition of share-based compensation expense. On June 30, 2010, the board of directors approved the 2010 Stock Option Plan. On November 21, 2013 and as discussed above, VHC assumed Kellwood Company’s remaining obligations under the 2010 Option Plan; provided, that none of the issued and outstanding options (after giving effect to such assumption and the stock split effected as part of the Restructuring Transactions) were exercisable until the consummation of the IPO. Additionally, prior to the consummation of the IPO and after giving effect to the assumption described in this paragraph, VHC and the Vince employees to whom options had been previously granted under the 2010 Option Plan, amended the related grant agreements to eliminate, effective as of the consummation of the IPO, restrictions on the exercisability of the subject employees vested options.

Prior to the IPO, the 2010 Option Plan, as amended, provided for the grant of options to acquire up to 2,752,155 shares of Kellwood Company common stock. The options granted pursuant to the 2010 Option Plan (i) vest in five equal installments on the first, second, third, fourth, and fifth anniversary of the grant date, subject to the employee’s continued employment and, (ii) expire on the earlier of the tenth anniversary of the grant date or upon termination of employment by the company for cause. We will not grant any future awards under the 2010 Option Plan. Future awards shall be granted under the Vince 2013 Incentive Plan.

Vince 2013 Incentive Plan

In connection with the IPO, the Company adopted the Vince 2013 Incentive Plan, which provides for grants of stock options, stock appreciation rights, restricted stock and other stock-based awards. The aggregate number of shares of common stock which may be issued or used for reference purposes under the Vince 2013 Incentive Plan or with respect to which awards may be granted may not exceed 3,400,000 shares. The shares available for issuance under the plan may be, in whole or in part, either authorized and unissued shares of our common stock or shares of common stock held in or acquired for our treasury. In general, if awards under the Vince 2013 Incentive Plan are for any reason cancelled, or expire or terminate unexercised, the shares covered by such award may again be available for the grant of awards under the Vince 2013 Incentive Plan. As of February 1, 2014, there were 3,036,043 shares under the Vince 2013 Incentive Plan available for future grants. Options granted pursuant to this plan during fiscal 2013 (i) vest in equal installments over four years or at 33 1/3% per year beginning in year two, over four years, subject to the employees’ continued employment and (ii) expire on the earlier of the tenth anniversary of the grant date or upon termination as outlined in the Vince 2013 Incentive Plan.

A summary of stock option activity for fiscal 2013 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding at February 2, 2013	1,978,943	$4.09	7.0
Granted	1,092,991	$11.15
Exercised	(518,982)	$0.27
Forfeited or expired	(263,422)	$4.68

Outstanding at February 1, 2014	2,289,530	$8.26	8.8

Vested or expected to vest at February 1, 2014	2,289,530	$8.26

Exercisable at February 1, 2014	318,464	$5.89

The Company’s weighted average assumptions used to estimate the fair value, using a Black-Scholes model, of stock options granted in connection with our initial public offering in fiscal 2013 were as follows: Expected term of 4.5 years, expected volatility of 51.1%, risk-free interest rate of 1.38% and expected dividend yield of 0.0%. This resulted in a weighted average grant date fair value of $8.82 per share.

The fair value of stock options granted in fiscal 2012 through October 2013 was determined at the grant date using a Black-Scholes model, which requires us to make several significant assumptions including risk-free interest rate, volatility, expected term, and discount factors for shareholders in a privately-held company. The estimated term of 6.5 years for these options was developed using a simplified method permitted by SEC Staff Accounting Bulletin Topic 14: Share-Based Payment, available for companies with “plain-vanilla” options and have limited historical exercise data. Our selected volatility rate of 55.0% was estimated using both: (i) volatility reported by companies comparable to Kellwood Company with publicly-traded stock, and (ii) calculated volatility of companies comparable to Kellwood Company with publicly-traded stock using historical stock prices. We applied a cumulative discount factor to the price per share of 36.25% to adjust for the lack of marketability of the shares, as well as the impact of the shares representing a minority interest in a privately-held company. Our estimates were developed using market data for companies comparable to Kellwood Company and empirical studies regarding the impact on the value of private-company shares resulting from transfer restrictions. Finally, the risk-free rate of 0.85% is based upon the U.S. Treasury five year yield curve.

The fair value of stock options granted in fiscal 2011 was determined at the grant date using a probability-weighted expected return method model, which requires us to make several significant assumptions including long-term EBITDA growth rates, future enterprise value, discount rates, and timing and probability of a future liquidity event. This methodology was selected based on our capital structure and forecasted operational performance at the time of the valuation. Prior to 2012, our estimates of future enterprise value for Kellwood Company as compared to the value of Kellwood Company’s debt obligations precluded us from using a closed-form model (including a Black-Scholes formula) to estimate the fair value of our stock options. Due to more favorable operating results in fiscal 2012, we believe that the Black-Scholes formula provides a more refined estimate of the value of our stock options, in consideration of our current capital structure and estimates of future operating performance. A change in option-pricing model is not considered a change in accounting principle.

The fair value of restricted stock units is based on the market price of the Company’s stock on the date of the grant and is amortized to compensation expense on a straight-line basis over the requisite service period, which is generally the vesting period. In November 2013 the Company granted 7,500 restricted stock units with a grant date fair value of $20.00 per share which will vest over three years, subject to continued service and applicable conditions of the Vince 2013 Incentive Plan.

During fiscal 2013, from our IPO through the end of the fiscal year, we recognized share-based compensation expense of $347 included in selling, general and administrative expenses in the Consolidated Statement of Operations for the fiscal year ended February 1, 2014. During fiscal 2013, from the beginning of our fiscal year through our IPO in November 2013, and in fiscal 2012 and 2011 we recognized share-based compensation expense of $551, $367 and $65, respectively, which was included in net loss from discontinued operations as such expense was a component of the non-Vince businesses which were separated from the Vince business on November 27, 2013.

At February 1, 2014 there was $5,710 of unrecognized compensation costs that will be recognized over a remaining weighted average period of 3.8 years. The aggregate intrinsic value of stock options outstanding as of February 1, 2014 is $34,578 and is based on the amount by which the market price, at the end of the period, of the underlying share exceeds the exercise price of the stock option.